Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) - Recurring fair value measurement - GBP (£)
£ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	£ 1,140	£ 1,465
Favorable changes, Equity	48	47
Unfavorable changes, Income Statement	(1,201)	(1,735)
Unfavorable changes, Equity	(48)	(47)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	85	98
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(158)	(212)
Unfavorable changes, Equity	0	0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	221	199
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(261)	(269)
Unfavorable changes, Equity	0	0
Loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	306	653
Favorable changes, Equity	38	43
Unfavorable changes, Income Statement	(285)	(766)
Unfavorable changes, Equity	(38)	(43)
Corporate loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	77	87
Favorable changes, Equity	1	0
Unfavorable changes, Income Statement	(49)	(56)
Unfavorable changes, Equity	(1)	0
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	83	57
Favorable changes, Equity	8	4
Unfavorable changes, Income Statement	(57)	(40)
Unfavorable changes, Equity	(8)	(4)
Government debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	54	47
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(62)	(56)
Unfavorable changes, Equity	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	230	232
Favorable changes, Equity	1	0
Unfavorable changes, Income Statement	(230)	(232)
Unfavorable changes, Equity	(1)	0
Other Products
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	84	92
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(99)	(104)
Unfavorable changes, Equity	£ 0	£ 0